Leases (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Leases
Operating lease ROU assets	¥ 8,944,250	$ 1,251,347
Operating lease liabilities-current	3,392,274	474,597		¥ 0
Operating lease liabilities-non-current	5,740,119	$ 803,072		¥ 0
Total operating lease liabilities	¥ 9,132,393		¥ 7,000,000
Weighted average remaining lease term	4 years 6 months	4 years 6 months
Weighted average discount rate	4.70%	4.70%